ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) shares in Millions, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 07, 2021	May 12, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 31, 2020	Feb. 06, 2020	Jan. 14, 2020
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			$ 21,952	$ 19,058	$ 21,673	$ 22,177	$ 22,177
Other comprehensive income (loss)			315	54	231	(1,756)
Other items			90	0	90	168
Balance as			21,451	18,743	21,451	18,743	21,673
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes					178
Changes in tax rates or tax laws enacted or announced [member]
Increase (decrease) in accumulated deferred tax recognised in other comprehensive income due to change in tax rate					$ 90
Bottom of range
Changes in tax rates or tax laws enacted or announced [member]
Tax rate effect from change in tax rate					19.00%
Top of range
Changes in tax rates or tax laws enacted or announced [member]
Tax rate effect from change in tax rate					25.00%
Subsidiaries [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Percentage of voting interest in company								75.00%
Chilean toll roads
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage									33.00%
Reclassification adjustments on exchange differences on translation, net of tax						44
Canadian district energy operations
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage	25.00%
Reclassification adjustments on exchange differences on translation, net of tax	$ 124
Colombian Regulated Distribution Operation [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Disposal of ownership interest, percentage										17.00%
Reclassification adjustments on exchange differences on translation, net of tax						61
Non-controlling Interest - Exchange LP Units, equity [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			11	14	$ 12	18	18
Other comprehensive income (loss)			0	0	0	(2)
Other items			0	(1)	0	(2)
Balance as			11	12	11	12	12
Non-controlling Interest - Exchange LP Units, equity [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					5	5	5
Other comprehensive income (loss)					0	(2)
Balance as			5	3	5	3	5
Non-controlling Interest - Exchange LP Units, equity [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					4	3	3
Other comprehensive income (loss)					0	0
Balance as			4	3	4	3	4
Non-controlling Interest - Exchange LP Units, equity [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(1)	1	1
Other comprehensive income (loss)					0	(2)
Balance as			(1)	(1)	(1)	(1)	(1)
Non-controlling Interest - Exchange LP Units, equity [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0	0	0
Other comprehensive income (loss)					0	0
Balance as			0	0	0	0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0	(1)	(1)
Other comprehensive income (loss)					0	0
Balance as			0	(1)	0	(1)	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0	0	0
Other comprehensive income (loss)					0	0
Balance as			0	0	0	0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0	0	0
Other comprehensive income (loss)					0	0
Balance as			0	0	0	0	0
Non-controlling Interest - Exchange LP Units, equity [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					2	2	2
Other comprehensive income (loss)					0	0
Balance as			2	2	2	2	2
Non-controlling Interest - Exchange LP Units, equity [Member] | Issued capital [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					156	159	159
Balance as			156		$ 156		$ 156
Exchange LP unit conversion, shares					0.0		0.3
Non-controlling Interest - Redeemable Partnership Units [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			1,643	1,606	$ 1,687	2,039	$ 2,039
Other comprehensive income (loss)			56	4	41	(240)
Other items			(8)	0	(8)	41
Balance as			1,703	1,520	1,703	1,520	1,687
Non-controlling Interest - Redeemable Partnership Units [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			194	(47)	209	223	223
Other comprehensive income (loss)			56	4	41	(240)
Class A Shares of BIPC, Issuance, Value						5
Other items			(69)	0	(69)	(31)
Balance as			181	(43)	181	(43)	209
Non-controlling Interest - Redeemable Partnership Units [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					438	391	391
Other comprehensive income (loss)					(20)	(7)
Class A Shares of BIPC, Issuance, Value						0
Other items					(69)	(18)
Balance as			349	366	349	366	438
Non-controlling Interest - Redeemable Partnership Units [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(647)	(546)	(546)
Other comprehensive income (loss)					8	(257)
Class A Shares of BIPC, Issuance, Value						5
Other items					0	(13)
Balance as			(639)	(811)	(639)	(811)	(647)
Non-controlling Interest - Redeemable Partnership Units [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					17	14	14
Other comprehensive income (loss)					(9)	19
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			8	33	8	33	17
Non-controlling Interest - Redeemable Partnership Units [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(9)	(37)	(37)
Other comprehensive income (loss)					16	(18)
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			7	(55)	7	(55)	(9)
Non-controlling Interest - Redeemable Partnership Units [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					13	(2)	(2)
Other comprehensive income (loss)					43	12
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			56	10	56	10	13
Non-controlling Interest - Redeemable Partnership Units [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(12)	(4)	(4)
Other comprehensive income (loss)					2	(1)
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			(10)	(5)	(10)	(5)	(12)
Non-controlling Interest - Redeemable Partnership Units [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					409	407	407
Other comprehensive income (loss)					1	12
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			410	419	410	419	409
Non-controlling Interest - Redeemable Partnership Units [Member] | Issued capital [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			2,328	2,328	2,328	2,328	2,328
Other items				0	0	0
Balance as			2,328	2,328	2,328	2,328	2,328
Limited Partners 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			4,129	4,008	4,233	5,048	5,048
Other comprehensive income (loss)			134	11	99	(574)
Other items			(21)	19	(21)	118
Balance as			4,275	3,823	4,275	3,823	4,233
Limited Partners 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			417	(168)	452	473	473
Other comprehensive income (loss)			134	11	99	(574)
Class A Shares of BIPC, Issuance, Value						18
Other items			(170)	0	(170)	(74)
Balance as			381	(157)	381	(157)	452
Limited Partners 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					1,015	899	899
Other comprehensive income (loss)					(49)	(16)
Class A Shares of BIPC, Issuance, Value						0
Other items					(170)	(43)
Balance as			796	840	796	840	1,015
Limited Partners 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(1,562)	(1,324)	(1,324)
Other comprehensive income (loss)					15	(620)
Class A Shares of BIPC, Issuance, Value						18
Other items					0	(31)
Balance as			(1,547)	(1,957)	(1,547)	(1,957)	(1,562)
Limited Partners 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					37	30	30
Other comprehensive income (loss)					(20)	46
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			17	76	17	76	37
Limited Partners 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(14)	(82)	(82)
Other comprehensive income (loss)					39	(42)
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			25	(124)	25	(124)	(14)
Limited Partners 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					39	0	0
Other comprehensive income (loss)					106	30
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			145	30	145	30	39
Limited Partners 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(36)	(18)	(18)
Other comprehensive income (loss)					5	0
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			(31)	(18)	(31)	(18)	(36)
Limited Partners 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					973	968	968
Other comprehensive income (loss)					3	28
Class A Shares of BIPC, Issuance, Value						0
Other items					0	0
Balance as			976	996	976	996	973
Limited Partners 1 [Member] | Issued capital [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			5,529	5,498	5,526	5,495	5,495
Other items			0	19	0	20
Balance as			5,532	5,520	5,532	5,520	5,526
Non-controlling Interest - Class A Shares, equity [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			622	625	638	0	0
Other comprehensive income (loss)			20	2	15	1
Other items			(3)	(18)	(3)	(18)
Balance as			643	576	643	576	638
Non-controlling Interest - Class A Shares, equity [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					62	0	0
Other comprehensive income (loss)					15	1
Class A Shares of BIPC, Issuance, Value					(23)
Other items					(27)
Balance as			50	(22)	50	(22)	62
Non-controlling Interest - Class A Shares, equity [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					27	0	0
Other comprehensive income (loss)					(7)	0
Class A Shares of BIPC, Issuance, Value					0
Other items					(27)
Balance as			(7)	0	(7)	0	27
Non-controlling Interest - Class A Shares, equity [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					28	0	0
Other comprehensive income (loss)					2	0
Class A Shares of BIPC, Issuance, Value					(23)
Other items					0
Balance as			30	(23)	30	(23)	28
Non-controlling Interest - Class A Shares, equity [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(6)	0	0
Other comprehensive income (loss)					(3)	0
Class A Shares of BIPC, Issuance, Value					0
Other items					0
Balance as			(9)	0	(9)	0	(6)
Non-controlling Interest - Class A Shares, equity [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					22	0	0
Other comprehensive income (loss)					6	5
Class A Shares of BIPC, Issuance, Value					0
Other items					0
Balance as			28	5	28	5	22
Non-controlling Interest - Class A Shares, equity [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					5	0	0
Other comprehensive income (loss)					16	4
Class A Shares of BIPC, Issuance, Value					0
Other items					0
Balance as			21	4	21	4	5
Non-controlling Interest - Class A Shares, equity [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(3)	0	0
Other comprehensive income (loss)					0	(1)
Class A Shares of BIPC, Issuance, Value					0
Other items					0
Balance as			(3)	(1)	(3)	(1)	(3)
Non-controlling Interest - Class A Shares, equity [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(11)	0	0
Other comprehensive income (loss)					1	(7)
Class A Shares of BIPC, Issuance, Value					0
Other items					0
Balance as			(10)	(7)	(10)	(7)	(11)
Non-controlling Interest - Class A Shares, equity [Member] | Issued capital [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(19)	0	0
Balance as			(19)		(19)		(19)
General Partner 1 [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as			19	19	19	24	24
Other comprehensive income (loss)			0	0	0	(3)
Other items				0	0	0
Balance as			20	17	20	17	19
General Partner 1 [Member] | Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					3	4	4
Other comprehensive income (loss)					0	(3)
Balance as			3	1	3	1	3
General Partner 1 [Member] | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					7	6	6
Other comprehensive income (loss)					0	0
Balance as			7	6	7	6	7
General Partner 1 [Member] | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					(12)	(9)	(9)
Other comprehensive income (loss)					0	(3)
Balance as			(12)	(12)	(12)	(12)	(12)
General Partner 1 [Member] | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					2	2	2
Other comprehensive income (loss)					0	0
Balance as			2	2	2	2	2
General Partner 1 [Member] | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					1	0	0
Other comprehensive income (loss)					0	0
Balance as			1	0	1	0	1
General Partner 1 [Member] | Available for sale
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0	0	0
Other comprehensive income (loss)					0	0
Balance as			0	0	0	0	0
General Partner 1 [Member] | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					0	0	0
Other comprehensive income (loss)					0	0
Balance as			0	0	0	0	0
General Partner 1 [Member] | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as					5	5	5
Other comprehensive income (loss)					0	0
Balance as			$ 5	$ 5	$ 5	5	$ 5
Non-controlling Interest - Exchangeable Shares, equity
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax						$ 23
U.K. regulated distribution business
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax		$ 142